Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Legg Mason Partners Variable Equity Trust
Entity Central Index Key	0001176343
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Class I
Shareholder Report [Line Items]
Fund Name	Franklin Multi-Asset Variable Growth Fund
Class Name	Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Multi-Asset Variable Growth Fund for the period January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class I1,[2]	$7	0.14%
[1],[2],[3]
Expenses Paid, Amount	$ 7	[1],[2]
Expense Ratio, Percent	0.14%	[1],[2]
Net Assets	$ 70,328,371
Holdings Count | $ / shares	9
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$70,328,371
Total Number of Portfolio Holdings	9
Portfolio Turnover Rate	45%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026) Portfolio Composition* (% of Total Investments)	[4]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class I
Shareholder Report [Line Items]
Fund Name	Franklin Multi-Asset Variable Moderate Growth Fund
Class Name	Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Multi-Asset Variable Moderate Growth Fund for the period January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class I1,[2]	$10	0.20%
[5],[6],[7],[8]
Expenses Paid, Amount	$ 10	[5],[6]
Expense Ratio, Percent	0.20%	[5],[6]
Net Assets	$ 27,752,558
Holdings Count | $ / shares	9
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$27,752,558
Total Number of Portfolio Holdings	9
Portfolio Turnover Rate	38%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026) Portfolio Composition* (% of Total Investments)	[9]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class I
Shareholder Report [Line Items]
Fund Name	Franklin Multi-Asset Variable Conservative Growth Fund
Class Name	Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Multi-Asset Variable Conservative Growth Fund for the period January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class I1,[2]	$7	0.13%
[10],[11],[12]
Expenses Paid, Amount	$ 7	[10],[11]
Expense Ratio, Percent	0.13%	[10],[11]
Net Assets	$ 76,823,832
Holdings Count | $ / shares	9
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$76,823,832
Total Number of Portfolio Holdings	9
Portfolio Turnover Rate	30%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026) Portfolio Composition* (% of Total Investments)	[13]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class II
Shareholder Report [Line Items]
Fund Name	Franklin Multi-Asset Variable Conservative Growth Fund
Class Name	Class II
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Multi-Asset Variable Conservative Growth Fund for the period January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class II1,[2]	$19	0.38%
[14],[15],[16]
Expenses Paid, Amount	$ 19	[14],[15]
Expense Ratio, Percent	0.38%	[14],[15]
Net Assets	$ 76,823,832
Holdings Count | $ / shares	9
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$76,823,832
Total Number of Portfolio Holdings	9
Portfolio Turnover Rate	30%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026) Portfolio Composition* (% of Total Investments)	[17]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[2]
2	Excludes fees and expenses of the underlying funds in which the Fund invests.

[3]
†	Annualized.

[4]
*	Does not include derivatives, except purchased options, if any.

[5]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[6]
2	Excludes fees and expenses of the underlying funds in which the Fund invests.

[7]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[8]
†	Annualized.

[9]
*	Does not include derivatives, except purchased options, if any.

[10]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[11]
2	Excludes fees and expenses of the underlying funds in which the Fund invests.

[12]
†	Annualized.

[13]
*	Does not include derivatives, except purchased options, if any.

[14]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[15]
2	Excludes fees and expenses of the underlying funds in which the Fund invests.

[16]
†	Annualized.

[17]
*	Does not include derivatives, except purchased options, if any.